SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended
	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Contract drilling equipment Y	Sep. 30, 2011 Real estate buildings and equipment Y	Sep. 30, 2011 Other Y	Sep. 30, 2011 Minimum Y	Sep. 30, 2011 Maximum Y	Sep. 30, 2011 U.S. Land Rig	Sep. 30, 2011 U.S. Land Rig
FOREIGN CURRENCIES
Foreign currency remeasurement and transaction losses	$ 1,200,000	$ 500,000	$ 3,000,000
CASH AND CASH EQUIVALENTS
Maximum original maturity period of investments classified as cash equivalents (in months)	3
RESTRICTED CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	18,000,000	14,800,000
Restricted cash and cash equivalents from initial capitalization of captive company	2,000,000
Additional cash and cash equivalents restricted at the election of management for potential insurance claims	16,000,000
Other current assets	16,015,000	12,848,000
Other assets	2,000,000	2,000,000
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives, minimum (in years)				4	10	2
Estimated useful lives, maximum (in years)				15	45	23
Depreciation associated with abandonments	4,900,000	4,200,000	5,300,000
Number of land rigs reclassified									2
Number of idle mechanical highly mobile rigs decommissioned										7
INVESTMENTS
Equity method investment ownership percentage							20.00%	50.00%
RENT REVENUES
Lease term (in years)							1	11
Minimum rents	8,941,000	8,613,000	8,803,000
Overage and percentage rents	1,135,000	1,241,000	1,414,000
Fiscal Year
2012	7,156,000
2013	5,706,000
2014	4,712,000
2015	3,696,000
2016	2,535,000
Thereafter	7,698,000
Total	31,503,000
CAPITALIZATION OF INTEREST
Capitalized interest	8,200,000	6,400,000	6,600,000
DRILLING REVENUES
Reimbursements received	251,000,000	145,700,000	136,300,000
Cost and accumulated depreciation for real estate properties
Real estate properties	61,476,000	61,735,000
Accumulated depreciation	(39,665,000)	(39,030,000)
Real estate properties, Net	$ 21,811,000	$ 22,705,000